PENSION AND OTHER POSTEMPLOYMENT BENEFITS - Schedule of JCP&Ls Net Periodic Benefit Costs (Credits) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Mark-to-market adjustment, net of capitalized amounts	$ 10	$ 2	$ (31)
Contributions from affiliates		7
Non-current mark-to-market adjustment, net	492	502
Pension
Defined Benefit Plan Disclosure [Line Items]
JCP&L's share of net periodic benefit credits	(37)	(12)	10
Allocated net periodic benefit costs from affiliates	(1)	6	40
JCP&L's share of Parent funded status	(29)	(67)
OPEB
Defined Benefit Plan Disclosure [Line Items]
JCP&L's share of net periodic benefit credits	(28)	(27)	(29)
Allocated net periodic benefit costs from affiliates	1	0	1
JCP&L's share of Parent funded status	243	215
Pensions and OPEB
Defined Benefit Plan Disclosure [Line Items]
Mark-to-market adjustment, net of capitalized amounts	$ 45	$ 22	$ 2